Research and Development expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Research and Development expenses
Total research and development expenses	€ 15,861	€ 12,344	€ 2,336
Research and Development Expenses [Member]
Research and Development expenses
Staff costs	11,074	7,985	4,740
Consulting and contractors' fees	2,623	1,962	1,039
Q&A regulatory	263	511	542
Depreciation and amortization expense	1,014	952	20
Travel	862	455	80
Manufacturing and outsourced development	4,986	5,447	4,145
Clinical studies	8,568	3,923	1,731
Other expenses	1,618	1,018	420
Legal fees	440	1,054	320
Capitalized costs	(15,587)	(10,963)	(10,701)
Total research and development expenses	€ 15,861	€ 12,344	€ 2,336